Acquisition of Variable Interest Entity - NeuroCo (Details) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 17, 2018	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2017
Business Acquisition [Line Items]
Carrying amount of the non-controlling interest	$ 0
NeuroCo, Inc
Business Acquisition [Line Items]
Equity interest acquired	100.00%
Shares issued as consideration (in shares)	33,462
Consideration given, amount of notes payable forgiven	$ 1,600,000
NeuroCo, Inc
Business Acquisition [Line Items]
Promissory note amount		$ 498,000		$ 1,544,000
Notes receivable, interest rate		2.74%
Notes receivable, term		10 years
NeuroCo common stock issuance			$ 154,000